BLACKROCK FUNDS II

BlackRock LifePath® Active Retirement Fund

BlackRock LifePath® Active 2020 Fund

BlackRock LifePath® Active 2025 Fund

BlackRock LifePath® Active 2030 Fund

BlackRock LifePath® Active 2035 Fund

BlackRock LifePath® Active 2040 Fund

BlackRock LifePath® Active 2045 Fund

BlackRock LifePath® Active 2050 Fund

BlackRock LifePath® Active 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 21, 2016 to

the Statement of Additional Information (“SAI”) dated February 26, 2016,

as amended to date

This Supplement restates information previously disclosed to shareholders in a Supplement dated September 7, 2016.

Effective on or about November 16, 2016, the following changes are made to the SAI of the Funds:

Change in each Fund’s Name

The BlackRock LifePath® Active Retirement Fund is renamed BlackRock LifePath® Smart Beta Retirement Fund.

The BlackRock LifePath® Active 2020 Fund is renamed BlackRock LifePath® Smart Beta 2020 Fund.

The BlackRock LifePath® Active 2025 Fund is renamed BlackRock LifePath® Smart Beta 2025 Fund.

The BlackRock LifePath® Active 2030 Fund is renamed BlackRock LifePath® Smart Beta 2030 Fund.

The BlackRock LifePath® Active 2035 Fund is renamed BlackRock LifePath® Smart Beta 2035 Fund.

The BlackRock LifePath® Active 2040 Fund is renamed BlackRock LifePath® Smart Beta 2040 Fund.

The BlackRock LifePath® Active 2045 Fund is renamed BlackRock LifePath® Smart Beta 2045 Fund.

The BlackRock LifePath® Active 2050 Fund is renamed BlackRock LifePath® Smart Beta 2050 Fund.

The BlackRock LifePath® Active 2055 Fund is renamed BlackRock LifePath® Smart Beta 2055 Fund.

Change in each Fund’s Portfolio Management Team

The section of the SAI entitled “Management and Advisory Arrangements—Information Regarding the Portfolio Manager” is deleted in its entirety and replaced with the following:

Information Regarding the Portfolio Managers

Matthew O’Hara, PhD, CFA, Ked Hogan, PhD and Andrew Ang, PhD are the Funds’ portfolio managers and are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the listed Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of July 31, 2016.

Retirement Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2020 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2025 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2030 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2035 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2040 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2045 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2050 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

2055 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara, PhD, CFA	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Ked Hogan, PhD	1	9	5	0	0	0
	$29.82 Million	$8.15 Billion	$2.40 Billion	$0	$0	$0
Andrew Ang, PhD	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0

The first sentence of the section of the SAI entitled “Management and Advisory Arrangements—Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes the portfolio managers’ compensation as of July 31, 2016.

The last sentence of the section of the SAI entitled “Management and Advisory Arrangements—Portfolio Manager Compensation Overview—Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of Messrs. O’Hara, Hogan and Ang is not measured against a specific benchmark.

The last sentence of the section of the SAI entitled “Management and Advisory Arrangements—Portfolio Manager Compensation Overview—Distribution of Discretionary Incentive Compensation—Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

The portfolio managers of these Funds have unvested long-term incentive awards.

The section of the SAI entitled “Management and Advisory Arrangements—Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager Beneficial Holdings

As of July 31, 2016, the dollar range of securities beneficially owned by each portfolio manager in the Funds is shown below.

Portfolio Manager	Fund Managed	Dollar Range of Securities Equity Beneficially Owned[1]
Matthew O’Hara, PhD, CFA	Retirement Fund 2020 Fund 2025 Fund 2030 Fund 2035 Fund 2040 Fund 2045 Fund 2050 Fund 2055 Fund	None None None None None None None None None

Ked Hogan, PhD	Retirement Fund 2020 Fund 2025 Fund 2030 Fund 2035 Fund 2040 Fund 2045 Fund 2050 Fund 2055 Fund	None None None None None None None None None

Andrew Ang, PhD	Retirement Fund 2020 Fund 2025 Fund 2030 Fund 2035 Fund 2040 Fund 2045 Fund 2050 Fund 2055 Fund	None None None None None None None None None

[1]	Includes securities attributable to the portfolio manager’s participation in certain deferred compensation and retirement programs.

The last two sentences of the first paragraph in the section of the SAI entitled “Management and Advisory Arrangements—Portfolio Manager Conflicts of Interest” are deleted in their entirety and replaced with the following:

Currently, the portfolio managers of these Funds are not entitled to receive a portion of incentive fees of other accounts.

Shareholders should retain this Supplement for future reference.

SAI-LCPP-1016SUP